Revenue Recognition (Details) - Schedule of revenue from contracts with customers - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Insurance brokerage commissions	$ 959,299	$ 2,648,119	$ 5,375,531
Securities brokerage commissions	1,890,502	2,210,915	2,025,650
Market making commissions and fees	4,940,623	11,056,431
Total revenue from contracts with customers	7,790,424	15,915,465	7,401,181
Geographic revenue	7,790,424	15,915,465	7,401,181
Hong Kong [Member]
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	2,777,831	4,859,034	7,401,181
Cayman Islands [Member]
Revenue Recognition (Details) - Schedule of revenue from contracts with customers [Line Items]
Geographic revenue	$ 5,012,593	$ 11,056,431